Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2022
Income, expense, gains or losses of financial instruments [abstract]
Disclosure of Net Financial Income (loss)

	For the years ended December 31,
(in thousands of euros)	2022	2021	2020
Income from cash and cash equivalents	256	—	—
Foreign exchange gains	3,277	6,347	104
Other financial income	—	13	97
Total financial income	3,533	6,360	201
Interest cost	(5,599)	(383)	4,676
EIB debt initial valuation impact	(6,855)	—	—
Lease debt interests	(238)	(288)	(333)
Foreign exchange losses	(1,171)	(109)	(1,697)
Total financial expenses	(13,863)	(780)	2,646
Net financial income (loss)	(10,329)	5,580	2,847